Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax provision	$ 1,131	$ 1,451	$ 5,208
Deferred tax provision (benefit)	8,422	40,284	(5,373)
Income tax provision (benefit)	9,553	41,735	(165)
United States Federal [Member]
Current tax provision	0	0	0
Deferred tax provision (benefit)	2,150	45,110	428
United States and Local [Member]
Current tax provision	802	894	368
Deferred tax provision (benefit)	299	7,750	501
Foreign [Member]
Current tax provision	329	557	4,840
Deferred tax provision (benefit)	$ 5,973	$ (12,576)	$ (6,302)